Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset allocation
Equity securities	26.00%	39.00%	25.00%
Debt securities	46.00%	35.00%	45.00%
Monetary	3.00%	1.00%	2.00%
Annuity contracts	17.00%	17.00%	20.00%
Real estate	8.00%	8.00%	8.00%